Note 12 - Interest and Finance Costs - Summary of Interest and Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest on debt (including $874, $928 and $0, respectively, to related party)	$ 16,033	$ 16,586	$ 7,373
Bank charges and loan commitment fees (including $179, $20 and $0, respectively, to related party)	233	282	262
Amortization and write-off of financing fees	6,311	1,812	1,305
Amortization of debt discount	0	324	2,504
Total	22,577	19,004	11,444
Less interest capitalized	(1,621)	(927)	(1,782)
Total	$ 20,956	$ 18,077	$ 9,662